INCOME TAXES - Tax Credits and Other Tax Benefits (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 722
Basque Country in Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	49
Unrecognized	519
Total	568
Basque Country in Spain | Tax Year 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	5
Total	5
Basque Country in Spain | Tax Year 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	3
Total	3
Basque Country in Spain | Tax Year 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	2
Total	2
Basque Country in Spain | Tax Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	2
Total	2
Basque Country in Spain | Tax Year 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
Basque Country in Spain | Tax Year 2024 Through 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	49
Unrecognized	506
Total	$ 555